Share-Based Payments - Activity on Share Options (Details) - 2006 share plan	12 Months Ended
	Jun. 30, 2018 ZAR (R) shares	Jun. 30, 2017 ZAR (R) shares
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Options granted (in shares)	52,376,102
Options exercised (in shares)	(11,115,289)
Number of options and rights (in shares)	52,826,140
SARs
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	12,476,697	14,156,782
Weighted average option price (in SA rand per share) | R	R 32.60	R 34.74
Options granted (in shares)		113,899
Options granted (in SA rand per share) | R		R 21.89
Options exercised (in shares)	(794,351)	(451,187)
Options exercised (in SA rand per share) | R	R 24.37	R 27.49
Options forfeited and lapsed (in shares)	(1,834,486)	(1,342,797)
Options forfeited and lapsed (in SA rand per share) | R	R 52.86	R 47.39
Number of options and rights (in shares)	9,847,860	12,476,697
Weighted average option price (in SA rand per share) | R	R 50.20	R 32.60
Options and rights vested but not exercised	5,331,335	2,869,859
Weighted average option price (in SA rand per share) | R	R 36.26	R 57.52
PS
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	37,848,573	34,978,038
Options granted and accepted (in shares)	14,406,437	9,320,599
Rights vested and locked up (in shares)	(278,629)
Options granted (in shares)		(160,271)
Options exercised (in shares)	(3,594,838)	(2,171,953)
Options forfeited and lapsed (in shares)	(5,954,259)	(4,117,840)
Number of options and rights (in shares)	42,427,284	37,848,573
RS
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	701,412	859,974
Options granted and accepted (in shares)		0
Options exercised (in shares)	(120,000)	(158,562)
Options forfeited and lapsed (in shares)	(30,416)	0
Number of options and rights (in shares)	550,996	701,412
PS and RS
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Options and rights vested but not exercised	0	0